SIGNIFICANT ACCOUNTING POLICIES - Investment in TSMA (Details) - TSMA	12 Months Ended
Dec. 31, 2023
Disclosure of associates [line items]
Voting interest in associate (in percentage)	50.10%
Other shareholders
Disclosure of associates [line items]
Voting interest in associate (in percentage)	49.90%